CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets:
Cash	$ 13,386,332
Prepaid expenses and other current assets	5,147,650
Total current assets	18,533,982
Other assets	12,730
Total assets	18,546,712
Current liabilities:
Accounts payable (includes $44,201 and $149,067 due to related parties)	6,268,319
Accrued and other current liabilities	1,506,337
Accrued clinical site costs	1,133,312
Earnout Cash liability	25,874,896
Warrant liabilities	515,025
Notes payable and accrued interest	173,694
Total current liabilities	35,471,583
Notes payable and accrued interest	512,472
Total liabilities	35,984,055
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 50,000,000 shares authorized; 0 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively
Additional paid-in capital	114,190,620
Accumulated deficit	(131,676,567)
Total stockholders' equity (deficit)	(17,437,343)
Total liabilities and stockholders' equity (deficit)	$ 18,546,712